Financial Assets and Liabilities - Summary of Net Debt Reconciliation (Details) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jul. 01, 2019	Jun. 30, 2019	Jun. 30, 2018
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Borrowings	$ (84,924)			$ (81,286)
Leases	(9,374)		$ (5,775)	(7,460)
Sub-total	94,298			(81,286)
Cash and cash equivalents	81,348	$ 77,022		50,426	$ 37,763
Net Debt	(12,950)			$ (30,860)
Cash Flows	31,490
Increase (decrease) through financing cash flows, liabilities from financing activities	896
Net increase/(decrease) in cash and cash equivalents	30,594	39,428
Remeasurement of borrowing arrangements	701
Other Changes	(4,339)
Acquisition - leases	(4,467)
Foreign exchange adjustments	328	$ (169)
Foreign exchange adjustments	(28)
Foreign exchange adjustments	$ 300
Previously Reported
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Borrowings			(81,286)
Leases			(5,775)
Sub-total			(87,061)
Cash and cash equivalents			50,426
Net Debt			(36,635)
Recognized on adoption of IFRS 16
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Leases			(5,775)
Sub-total			(5,775)
Net Debt			$ (5,775)